LEASES - Future minimum lease payments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
LEASES
2023	$ 9,730,956	$ 9,558,000
2024	9,916,779	6,162,000
2025	10,106,552	5,750,000
2026	10,422,764	5,671,000
2027	7,788,145	5,210,000
Thereafter	72,773,441	$ 26,988,000
Total lease payment	$ 120,738,637